Cover	Nov. 11, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2022
Entity File Number	001-40029
Entity Registrant Name	EVO ACQUISITION CORP.
Entity Central Index Key	0001834342
Entity Tax Identification Number	85-4030703
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 Stateline Road
Entity Address, City or Town	Crystal Bay
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89402
City Area Code	775
Local Phone Number	624-9360
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	EVOJU
Security Exchange Name	NASDAQ
Shares of Class A common stock included as part of the units
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	EVOJ
Security Exchange Name	NASDAQ
Redeemable Warrants included as part of the units
Title of 12(b) Security	Redeemable Warrants included as part of the units
Trading Symbol	EVOJW
Security Exchange Name	NASDAQ